Risk management - Schedule of balance sheet items subject to trading market risk (Details) - EUR (€) € in Millions	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	€ 223,073	€ 130,519	€ 210,689	€ 153,839	€ 101,067
Financial assets held for trading	156,118		116,953	114,945
Non-trading financial assets mandatorily at fair value through profit or loss	5,713		5,536	4,486
Financial assets designated at fair value through profit or loss	8,989		15,957	48,717
Financial assets at fair value through other comprehensive income	85,239		108,038	120,953
Financial assets at amortised cost	1,147,044		1,037,898	958,378
Hedging derivatives (assets)	8,069		4,761	8,325
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(3,749)		410	1,980
Other assets	10,082		8,595	11,070
TOTAL ASSETS	1,734,659		1,595,835	1,508,250
Financial liabilities held for trading	115,185		79,469	81,167
Financial liabilities designated at fair value through profit or loss	55,947		32,733	48,038
Financial liabilities at amortized cost	1,423,858		1,349,169	1,248,188
Hedging derivatives (liabilities)	9,228		5,463	6,869
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(117)		248	286
Other liabilities	14,609		12,698	12,336
TOTAL LIABILITIES	1,637,074		1,498,782	1,416,928
TOTAL EQUITY	97,585		€ 97,053	€ 91,322	€ 110,659
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	223,073
Financial assets held for trading	156,118
Non-trading financial assets mandatorily at fair value through profit or loss	5,713
Financial assets designated at fair value through profit or loss	8,989
Financial assets at fair value through other comprehensive income	85,239
Financial assets at amortised cost	1,147,044
Hedging derivatives (assets)	8,069
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(3,749)
Other assets	104,163
TOTAL ASSETS	1,734,659
Financial liabilities held for trading	115,185
Financial liabilities designated at fair value through profit or loss	55,947
Financial liabilities at amortized cost	1,423,858
Hedging derivatives (liabilities)	9,228
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(117)
Other liabilities	32,973
TOTAL LIABILITIES	1,637,074
TOTAL EQUITY	97,585
VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for trading	156,118
Non-trading financial assets mandatorily at fair value through profit or loss	3,711
Financial assets designated at fair value through profit or loss	815
Financial assets at fair value through other comprehensive income	1,941
Financial liabilities held for trading	115,185
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	223,073
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(3,749)
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(117)
Interest rate, spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	2,002
Financial assets designated at fair value through profit or loss	8,174
Financial assets at fair value through other comprehensive income	83,298
Financial assets at amortised cost	1,147,044
Financial liabilities designated at fair value through profit or loss	55,947
Financial liabilities at amortized cost	1,423,858
Interest rate, exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging derivatives (assets)	8,069
Hedging derivatives (liabilities)	€ 9,228